6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Option Plan And Stock-Based Compensation Tables
Assumptions for fair value of stock options

The fair value of stock options granted or revalued for the three and six months ended June 30, 2014 and 2013 was calculated with the following assumptions:

	2014	2013
Risk-free interest rate	0.55% - 2.29%	0.49% - 1.55%
Expected dividend yield	0%	0%
Volatility factor	85.6 – 98.4%	85%
Expected life of option	2.50 to 7 years	4.50 to 6 years

	2013	2012
Risk-free interest rate	0.47% - 1.55%	0.43% - 1.27%
Expected dividend yield	0%	0%
Volatility factor	85% - 96%	85 - 90%
Expected life of option	3.25 to 6 years	3.50 to 7 years

Activity under Stock Plans

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2014:

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40
Granted	1,219,000	0.69-1.21	1.15
Exercised	(84,016)	0.10-0.57	0.54
Options forfeited/cancelled	(121,764)	0.57-1.00	0.81
Outstanding as of June 30, 2014	6,754,620	$0.10-1.85	$0.53

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2011	1,578,400	$0.10-1.85	$0.19
Granted	6,130,000	0.10-0.50	0.48
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	(13,104)	0.50	0.50
Options forfeited/cancelled	(2,661,896)	0.42-1.00	0.52
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40

Information about stock options vested or expected to vest

The following table summarizes information about stock options that are vested or expected to vest at June 30, 2014:

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,795,000	$0.10	2.38	$825,700	1,795,000	$0.10	2.38	$825,700
0.42	63,000	0.42	6.51	8,820	63,000	0.42	6.51	8,820
0.50	3,310,000	0.50	3.84	198,600	3,310,000	0.50	3.84	198,600
0.57	266,720	0.57	4.12	-	100,000	0.57	4.12	-
0.69	100,000	0.69	9.71	-	100,000	0.69	9.71	-
1.00	112,500	1.00	0.38	-	112,500	1.00	0.38	-
1.21	1,029,000	1.21	9.60	-	312,500	1.21	9.63	-
1.85	78,400	1.85	1.25	-	78,400	1.85	1.25	-
$0.10-1.85	6,754,620	$0.53	4.36	$1,033,120	5,871,400	$0.45	3.73	$1,033,120

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,800,000	$0.10	2.87	$2,376,000	1,706,250	$0.10	2.88	$2,252,250
0.42	63,000	0.42	7.01	63,000	63,000	0.42	7.01	63,000
0.50	3,310,000	0.50	4.33	3,045,200	2,830,835	0.50	4.37	2,604,368
0.57	400,000	0.57	4.62	340,000	133,280	0.57	4.62	113,288
1.00	90,000	1.00	4.14	37,800	67,500	1.00	4.14	28,350
1.85	78,400	1.85	1.75	-	78,400	1.85	1.75	-
$0.10-1.85	5,741,400	$0.40	3.89	$5,862,000	4,879,265	$0.39	3.85	$5,061,256

Schedule of non-vested stock options

The following table sets forth the status of the Company’s non-vested stock options as of June 30, 2014:

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2013	862,135	$0.25
Granted	1,219,000	0.83
Forfeited	(67,500)	0.46
Vested	(1,205,415)	0.52
Non-vested as of June 30, 2014	808,220	$0.74

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2011	882,950	$.20
Granted	6,130,000	.30
Forfeited	-	-
Vested	(1,623,367)	.27

Non-vested as of December 31, 2012	5,389,583	$.30
Granted	708,000	.21
Forfeited	(2,655,000)	.30
Vested	(2,580,448)	.29

Non-vested as of December 31, 2013	862,135	$.25